RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

18.         RELATED PARTY TRANSACTIONS

The Group signed a share transfer agreement with Wuhan Zall Internet Technology Co., Ltd, a subsidiary of Zall, in 2019. The total purchase price was $4,223 for a 30% equity interest in a long-term investment. As of December 31, 2021 and 2022, amounts due from this entity was $2,730 and $nil, respectively.

The Group signed a share transfer agreement with Yew Tee Global Investment Pte. Ltd., a company controlled by the Group’s managements, in 2021, to acquire the remaining 20% of the issued share capital of Avant Logistic Service PTE. LTD. (“Avant (L)”). Upon the share transfer, AVANT(L) became a wholly-owned subsidiary of Ezbuy. The total purchase price was $1,544 and was fully settled as of December 31, 2021.